Employee benefits (Details 11) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 291	₨ 271
Current service cost	16	15	₨ 16
Interest on defined obligations	32	27
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	6	(27)
Actuarial loss/(gain) due to change in demographic		(3)
Actuarial loss/(gain) due to experience changes	31	32
Benefits paid	(62)	(74)
Foreign exchanges differences	34	50
Defined benefit obligations at the end of the year	₨ 348	₨ 291	₨ 271